Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Employees and payroll accruals	$ 2,379	$ 1,079
Accrued expenses	347	1,464
Other liabilities	8	23
Total	$ 2,734	$ 2,566